Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allocation shares, shares authorized	1,000	1,000
Allocation shares, shares issued	1,000	1,000
Allocation shares, shares outstanding	1,000	1,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	4,995,232	4,842,851
Common stock, shares outstanding	4,995,232	4,842,851
Previously Reported [Member]
Allocation shares, shares issued		1,000	1,000
Allocation shares, shares outstanding		1,000	1,000
Common stock, shares authorized		500,000,000	500,000,000
Common stock, shares issued		4,842,851	4,444,013
Common stock, shares outstanding		4,842,851	4,444,013
Series A Convertible Preferred Shares
Convertible preferred shares, designated	4,450,460	4,450,460
Convertible preferred shares issued	1,684,849	1,818,182
Convertible preferred shares outstanding	1,684,849	1,818,182
Series A Convertible Preferred Shares | Previously Reported [Member]
Convertible preferred shares outstanding		1,818,182	2,632,278
Series B Senior Convertible Preferred Shares
Convertible preferred shares, designated	583,334	583,334
Convertible preferred shares issued	426,999	0
Convertible preferred shares outstanding	426,999	0